CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ 915,705
Change in operating assets and liabilities (net of effects of acquisitions):
Accrued expenses	(290,616)
Net cash flows from operating activities	(2,391,520)
Cash flows from investing activities:
Net cash flows from investing activities	(320,993,750)
Cash flows from financing activities:
Net cash flows from financing activities	324,146,875
Net change in cash and cash equivalents	761,605
Cash at the beginning of the period
Cash at the end of the period	761,605	$ 761,605
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Cash flows from operating activities:
Net loss		(73,151,000)	$ (58,583,000)
Adjustments to reconcile net loss to net cash flows from operating activities:
Amortization and depreciation		7,128,000	6,450,000
Amortization of debt issuance costs		1,563,000	1,319,000
Bad debt reserve		4,926,000	4,783,000
Loss on change in fair value of warrants		606,000
Equity-based compensation		543,000	468,000
Phantom unit expense		7,242,000	271,000
Gain on forgiveness of debt		(10,900,000)
Deferred income tax (benefit) expense		(1,720,000)	(1,144,000)
Change in operating assets and liabilities (net of effects of acquisitions):
Accounts receivable		(2,567,000)	(10,235,000)
Contract assets		(13,627,000)	11,731,000
Other current assets		117,000	(1,557,000)
Prepaid expenses		(2,470,000)	695,000
Operating lease assets		(36,000)	716,000
Accounts payable		5,616,000	15,099,000
Accrued expenses		16,670,000	(863,000)
Other noncurrent assets		(89,000)	(601,000)
Contract liabilities		610,000	1,114,000
Operating lease liabilities		(522,000)	(1,176,000)
Other liabilities		200,000	31,000
Net cash flows from operating activities		(59,861,000)	(31,482,000)
Cash flows from investing activities:
Property and equipment purchases		(1,971,000)	(1,288,000)
Intangible asset purchases		(2,031,000)	(218,000)
Net cash flows from investing activities		(4,002,000)	(1,506,000)
Cash flows from financing activities:
Net (payments) borrowings on line of credit		543,000	(6,578,000)
Proceeds from long-term debt		42,254,000	30,778,000
Repayments of long-term debt		(3,000,000)	(2,254,000)
Financing costs paid		(2,771,000)	(603,000)
Proceeds from warrant exercise		32,490,000
Payments of deferred offering costs		(1,057,000)
Net cash flows from financing activities		68,459,000	21,343,000
Net change in cash and cash equivalents		4,596,000	(11,645,000)
Cash at the beginning of the period		6,021,000	17,666,000
Cash at the end of the period	$ 10,617,000	10,617,000	6,021,000
Supplemental disclosure of cash flow information:
Cash paid for interest		8,366,000	6,413,000
Fair value of warrants issued as debt discount		$ 773,000